REVENUE AND EXPENSES - REVENUE & EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Services rendered	$ 1,707,286,000	$ 1,818,180,000	$ 1,921,311,000
Revenue	1,707,286,000	1,818,180,000	1,921,311,000
Expenses by Nature [abstract]
Other operating income	2,612,000	15,686,000	5,755,000
Grants	1,165,000	1,000,000	860,000
Income from indemnities and other non-recurring income	601,000	42,000	939,000
Gains on disposals of non-current assets	161,000	384,000	8,883,000
Gains On Disposals Of Property Plant And Equipment	0	2,265,000	0
Total	4,539,000	19,377,000	16,437,000
Supplies [Abstract]
Subcontracted Services Expense	16,044,000	10,630,000	26,885,000
Infrastructure Leases	15,097,000	13,856,000	11,889,000
Purchases of Materials	3,061,000	2,919,000	628,000
Communications	13,718,000	19,460,000	25,003,000
Expenses with Public Agency	1,951,000	1,051,000	1,156,000
Other	16,556,000	22,900,000	9,338,000
Total	66,427,000	70,816,000	74,899,000
Employee Benefit Expenses
Wages and Salaries	946,752,000	1,024,094,000	1,076,810,000
Social Security (a)	120,353,000	130,161,000	131,524,000
Supplementary Pension Contributions	2,972,000	2,840,000	2,861,000
Termination benefits	36,065,000	26,510,000	33,744,000
Other welfare costs	194,889,000	181,576,000	184,137,000
Total	1,301,031,000	1,365,181,000	1,429,076,000
Depreciation and amortisation expense [abstract]
Property, plant and equipment	83,556,000	36,566,000	49,226,000
Intangible Assets	57,226,000	58,679,000	55,195,000
Total	140,782,000	95,245,000	104,421,000
Other Operating Expense [Abstract]
Services provided by third parties	156,868,000	202,543,000	202,146,000
Losses on disposal of fixed assets	(352,000)	(817,000)	(12,989,000)
Taxes other than income tax	9,494,000	10,038,000	13,580,000
Other management expenses	64,000	2,560,000	7,933,000
Total	$ 166,778,000	$ 215,958,000	$ 236,648,000